Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.8%

Security	Principal Amount (000's omitted)	Value
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	$470	$ 464,235
Amur Equipment Finance Receivables XII, LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,366	1,377,585
Auxilior Term Funding, LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	5,864	5,890,167
Avant Credit Card Master Trust, Series 21-1A, Class A, 1.37%, 4/15/27(1)	5,800	5,568,455
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,107,980
Series 2022-B, Class A, 3.75%, 6/18/35(1)	561	557,782
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,140	8,874,198
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	12,697,557
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	10,876,106
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	2,629	2,616,815
Series 2022-A, Class B, 9.52%, 12/15/26(1)	3,199	3,211,166
Series 2022-A, Class C, 0.00%, 12/15/26(1)	9,400	8,319,122
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,419,745
Dell Equipment Finance Trust, Series 2023-3, Class A2, 6.10%, 4/23/29(1)	3,887	3,912,614
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,666,416
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,630,294
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,300,320
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	11,482,728
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	8,292	8,132,837
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	6,206	5,863,926
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	11,338	11,353,350
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	5,465	5,341,204
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	5,431	5,301,013
Series 2019-1A, Class C, 5.219%, 7/25/49(1)	2,000	1,947,196
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	7,795	7,898,692
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	6,835	5,909,559
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	7,670	6,654,421
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	4,447	4,275,563
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	4,982	5,026,997
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,568	1,225,478
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	9,177	8,075,789
Security	Principal Amount (000's omitted)	Value
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	$4,724	$ 4,162,705
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	3,209	2,862,729
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,750	2,962,731
JPMorgan Chase Bank, NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,480	1,428,832
Series 2021-3, Class C, 0.86%, 2/26/29(1)	679	655,971
Series 2021-3, Class D, 1.009%, 2/26/29(1)	659	635,321
Series 2021-3, Class E, 2.102%, 2/26/29(1)	421	407,342
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	4,206	4,185,152
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	5,059	5,054,287
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	3,010	3,012,601
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	6,450	6,469,593
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/29(1)	1,354	1,342,605
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	244	241,953
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	1,136	1,129,867
Series 2022-1A, Class B, 5.05%, 11/15/29(1)	3,736	3,687,409
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	670	490,831
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	549	126,171
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	408	406,210
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	19,840	19,976,783
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	3,174	3,169,773
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	9,500	9,605,760
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	3,165	2,705,813
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,867	1,664,799
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	681	603,007
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	3,439	2,891,014
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,627	2,137,198
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	3,533	2,756,638
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	5,134	4,142,236
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	8,307,099
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	354	331,223
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,630	5,778,814
Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00%, (USD Prime - 0.50%), 7/25/50(1)(3)	6,904	6,884,574
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	723	672,266
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,810	4,466,862
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	3,088	3,053,225
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	2,946	2,953,394

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	$566	$ 563,643
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,279	2,129,855
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,488,095
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	15,171,053
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	10,274,865
Series 2022-2, Class A, 5.94%, 10/9/29(1)	565	563,942
Series 2022-3, Class B, 8.533%, 1/8/30(1)	6,090	6,127,537
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,780	1,733,671
Series 2021-3, Class B, 1.74%, 5/15/29(1)	11,483	11,358,351
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	2,737,120
Series 2021-5, Class B, 2.63%, 8/15/29(1)	8,642	8,445,450
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,844	1,789,871
Planet Fitness Master Issuer, LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,376	3,303,623
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.72%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	970	962,672
Reach ABS Trust, Series 2023-1A, Class B, 7.33%, 2/18/31(1)	5,000	5,046,856
Retained Vantage Data Centers Issuer, LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	10,490	9,875,884
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,004	2,634,073
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,679	12,903,372
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	1,238	1,237,016
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	10,575	9,764,233
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	3,720	3,612,550
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,362,038
Sunnova Helios II Issuer, LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	7,475	6,250,010
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,805	2,573,489
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,714	3,643,782
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,020	886,770
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,245	1,815,598
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,715	5,490,329
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,705	6,356,610
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,793	1,519,777
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	2,813	2,791,733
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	157	157,038
Security	Principal Amount (000's omitted)	Value
Theorem Funding Trust: (continued)
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	$1,979	$ 1,992,615
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,590	1,580,088
Series 2020-3, Class C, 6.25%, 11/20/30(1)	2,551	2,549,286
Series 2021-2, Class B, 1.75%, 6/20/31(1)	916	911,280
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,568	5,465,898
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	8,748,061
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,304,198
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,372	5,336,323
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	616	530,905
Series 2020-A, Class C, 6.657%, 3/15/45(1)	816	648,734
Total Asset-Backed Securities (identified cost $499,670,273)		$468,980,392

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-3A, Class A2, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	$5,245	$ 5,209,647
Series 2021-3A, Class M1A, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	1,165	1,167,039
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	5,371	5,533,187
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(3)	29	28,924
Series 2019-HQA4, Class B1, 8.402%, (30-day average SOFR + 3.064%), 11/25/49(1)(3)	2,563	2,643,907
Series 2020-HQA2, Class B1, 9.552%, (30-day average SOFR + 4.214%), 3/25/50(1)(3)	5,335	5,828,812
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	569	569,875
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	4,038	4,049,333
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2018-R07, Class 1M2, 7.852%, (30-day average SOFR + 2.514%), 4/25/31(1)(3)	104	104,075
Series 2019-R05, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 7/25/39(1)(3)	2,443	2,552,280
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	11,129	11,500,766
Series 2019-R07, Class 1B1, 8.852%, (30-day average SOFR + 3.514%), 10/25/39(1)(3)	9,350	9,622,772
Series 2020-R02, Class 2B1, 8.452%, (30-day average SOFR + 3.114%), 1/25/40(1)(3)	6,160	6,245,864

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R01, Class 1B2, 11.337%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	$3,995	$ 4,121,541
Government National Mortgage Association, Series 2023-40, Class FX, 5.572%, (1 mo. SOFR + 0.214%), 9/20/41(3)	17,382	17,100,575
Home Re, Ltd., Series 2021-1, Class M2, 8.302%, (30-day average SOFR + 2.964%), 7/25/33(1)(3)	3,500	3,505,306
JPMorgan Mortgage Trust, Series 2023-HE2, Class A1, 7.038%, (30-day average SOFR + 1.70%), 3/25/54(1)(3)	5,412	5,446,127
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	2,500	2,526,668
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	3,000	3,011,221
PNMAC GMSR Issuer Trust:
Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(3)	8,700	8,738,377
Series 2022-GT1, Class A, 9.587%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	4,820	4,829,431
Preston Ridge Partners Mortgage:
Series 2021-RPL1, Class A1, 1.319% to 8/25/24, 7/25/51(1)(4)	2,625	2,357,514
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(2)	1,640	1,475,380
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.524%, (1 mo. SOFR + 1.164%), 2/7/52(1)(3)	577	576,835
Total Collateralized Mortgage Obligations (identified cost $107,367,045)		$108,745,456

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$10,820	$ 7,029,421
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	6,285	2,232,490
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	7,975	8,004,905
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	10,252	10,228,551
Series 2019-XL, Class B, 6.556%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	10,595	10,545,087
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	10,284	10,026,289
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	3,122	3,013,372
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	9,323	8,977,520
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C, 4.782%, 4/15/36(1)(2)	5,000	4,963,147
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	4,875	4,843,854
Security	Principal Amount (000's omitted)	Value
CSMC: (continued)
Series 2021-BPNY, Class A, 9.191%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	$1,840	$ 1,633,599
Series 2022-CNTR, Class A, 9.306%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	1,014	896,707
Series 2022-MARK, Class A, 8.057%, (1 mo. SOFR + 2.695%), 6/15/39(1)(3)	3,740	3,744,997
Series 2022-NWPT, Class A, 8.505%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	5,027	5,077,288
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.556%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	3,551	3,520,681
Series 2021-ESH, Class B, 6.857%, (1 mo. SOFR + 1.494%), 7/15/38(1)(3)	3,171	3,125,020
Series 2021-ESH, Class C, 7.176%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	9,474	9,332,174
Series 2021-ESH, Class D, 7.727%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)	3,193	3,142,634
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	4,250	4,048,076
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/25/49(1)(3)	2,930	2,860,278
Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	3,535	3,426,790
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	4,304	4,489,359
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	17,728	17,610,667
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	591,310
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	1,920	127,074
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.64%, (1 mo. SOFR + 2.29%), 12/15/36(1)(3)	6,444	6,442,875
Med Trust, Series 2021-MDLN, Class C, 7.277%, (1 mo. SOFR + 1.914%), 11/15/38(1)(3)	10,953	10,755,119
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	11,240	11,009,496
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	4,008	4,021,777
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.548%, (1 mo. SOFR + 2.186%), 5/15/37(1)(3)	2,250	2,235,945
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	6,790	7,092,197
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	18,103	17,777,863
Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	9,712	9,414,155
Total Commercial Mortgage-Backed Securities (identified cost $216,511,186)		$202,240,717

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 40.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.7%
Celanese U.S. Holdings, LLC, 6.35%, 11/15/28	$14,034	$ 14,731,294
		$ 14,731,294
Communications — 1.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,617,019
5.125%, 5/1/27(1)	10,390	10,044,996
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	3,500	3,482,097
Sprint, LLC:
7.125%, 6/15/24	2,125	2,135,650
7.625%, 2/15/25	4,300	4,377,899
7.625%, 3/1/26	4,000	4,181,408
		$26,839,069
Consumer, Cyclical — 6.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	$9,290	$9,229,815
Brunswick Corp., 0.85%, 8/18/24	7,728	7,481,074
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	5,684	5,599,855
4.75%, 10/20/28(1)	10,953	10,778,346
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,500	3,428,577
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	16,510	16,309,639
7.122%, 11/7/33	3,916	4,221,380
7.35%, 11/4/27	11,579	12,218,544
General Motors Financial Co., Inc.:
4.30%, 4/6/29	4,163	4,013,008
5.80%, 1/7/29	7,422	7,600,319
6.661%, (SOFR + 1.30%), 4/7/25(3)	5,092	5,100,937
Genuine Parts Co., 6.50%, 11/1/28	8,371	8,896,296
Hyundai Capital America:
5.68%, 6/26/28(1)	7,000	7,139,982
5.80%, 6/26/25(1)	7,040	7,080,192
Lithia Motors, Inc., 4.625%, 12/15/27(1)	3,500	3,366,276
Nordstrom, Inc., 2.30%, 4/8/24	3,428	3,393,137
Tapestry, Inc.:
7.00%, 11/27/26	3,083	3,197,409
7.35%, 11/27/28	7,737	8,120,970
WarnerMedia Holdings, Inc.:
3.755%, 3/15/27	12,500	11,981,753
6.412%, 3/15/26	7,000	7,005,165
		$146,162,674
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$ 8,049,448
4.25%, 11/1/29(1)	3,000	2,804,668
Centene Corp., 4.25%, 12/15/27	15,882	15,315,223
CVS Pass-Through Trust, 6.036%, 12/10/28	800	807,915
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,482,862
		$ 30,460,116
Financial — 26.7%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$7,600	$7,771,008
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	4,203	4,058,705
1.75%, 10/29/24	7,000	6,762,954
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(6)	6,675	7,039,468
Ally Financial, Inc.:
3.875%, 5/21/24	4,687	4,647,681
6.992% to 6/13/28, 6/13/29(6)	10,007	10,343,257
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	3,510,721
Assurant, Inc., 6.10%, 2/27/26	3,201	3,254,545
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	11,322	11,557,653
6.375%, 7/15/30(1)	2,643	2,724,316
Banco Santander S.A.:
4.175% to 3/24/27, 3/24/28(6)	1,000	963,166
5.147%, 8/18/25	10,200	10,144,759
5.294%, 8/18/27	1,600	1,605,974
5.588%, 8/8/28	4,600	4,695,227
6.607%, 11/7/28	4,400	4,688,230
6.921%, 8/8/33	3,400	3,626,737
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(6)	22,876	22,369,967
5.08% to 1/20/26, 1/20/27(6)	10,000	9,982,134
5.819% to 9/15/28, 9/15/29(6)	11,234	11,603,536
5.933% to 9/15/26, 9/15/27(6)	36,428	37,185,876
Bank of Montreal, 5.266%, 12/11/26	11,320	11,480,852
BNP Paribas S.A., 4.375%, 9/28/25(1)	3,000	2,936,116
BPCE S.A., 6.714% to 10/19/28, 10/19/29(1)(6)	8,733	9,204,865
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(6)	8,154	8,324,465
Capital One Financial Corp., 7.149% to 10/29/26, 10/29/27(6)	12,658	13,147,886
Charles Schwab Corp. (The), 5.875%, 8/24/26	5,227	5,362,895
CI Financial Corp., 3.20%, 12/17/30	3,788	2,995,292
Citigroup, Inc., 4.00% to 12/10/25(6)(7)	5,060	4,669,935
Discover Bank, 5.974%, 8/9/28	6,943	6,694,133
EPR Properties, 4.50%, 6/1/27	12,800	12,087,210
Extra Space Storage, L.P., 5.70%, 4/1/28	4,512	4,628,267
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	10,783	10,652,780
Fifth Third Bancorp, 6.339% to 7/27/28, 7/27/29(6)	6,398	6,664,090

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
GA Global Funding Trust:
2.25%, 1/6/27(1)	$11,545	$ 10,492,361
6.727%, (SOFR + 1.36%), 4/11/25(1)(3)	10,350	10,334,281
Goldman Sachs Group, Inc. (The), 6.484% to 10/24/28, 10/24/29(6)	14,000	14,864,690
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,807	12,985,402
6.00%, 4/15/25(1)	6,656	6,644,152
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(6)	4,480	4,629,045
7.39% to 11/3/27, 11/3/28(6)	10,464	11,219,305
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(6)	7,687	7,594,345
Intesa Sanpaolo SpA:
5.25%, 1/12/24	4,300	4,299,068
7.00%, 11/21/25(1)	9,249	9,481,903
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(6)	16,500	15,170,979
1.47% to 9/22/26, 9/22/27(6)	11,468	10,394,751
1.578% to 4/22/26, 4/22/27(6)	9,000	8,308,899
6.087% to 10/23/28, 10/23/29(6)	23,592	24,817,255
KeyBank, N.A.:
4.15%, 8/8/25(8)	6,600	6,401,831
5.85%, 11/15/27	7,119	7,118,959
KeyCorp, 3.878% to 5/23/24, 5/23/25(6)	2,900	2,835,779
LPL Holdings, Inc., 6.75%, 11/17/28	4,980	5,311,892
Macquarie Bank, Ltd.:
3.624%, 6/3/30(1)	3,984	3,467,058
5.391%, 12/7/26(1)	3,700	3,750,980
PNC Financial Services Group, Inc. (The), 6.615% to 10/20/26, 10/20/27(6)	15,088	15,657,513
Radian Group, Inc., 6.625%, 3/15/25	6,300	6,329,957
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(6)	5,400	5,039,223
Stifel Financial Corp., 4.25%, 7/18/24	11,182	11,074,327
Swedbank AB:
5.337%, 9/20/27(1)	6,688	6,719,373
6.136%, 9/12/26(1)	11,147	11,375,479
Synchrony Bank, 5.40%, 8/22/25	2,775	2,734,895
Synchrony Financial:
4.375%, 3/19/24	7,700	7,673,650
4.875%, 6/13/25	1,561	1,535,645
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	2,946	2,408,550
5.625%, 2/15/28	4,100	3,942,454
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	3,909	3,394,421
Truist Financial Corp., 6.047% to 6/8/26, 6/8/27(6)	18,795	19,135,444
U.S. Bancorp, 5.775% to 6/12/28, 6/12/29(6)	15,564	16,000,753
UBS Group AG:
4.703% to 8/5/26, 8/5/27(1)(6)	2,348	2,315,692
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
UBS Group AG: (continued)
6.327% to 12/22/26, 12/22/27(1)(6)	$10,000	$ 10,311,758
6.442% to 8/11/27, 8/11/28(1)(6)	13,158	13,673,065
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	13,997	13,166,980
		$ 599,996,814
Industrial — 1.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	$2,590	$ 2,620,797
Mohawk Industries, Inc., 5.85%, 9/18/28(8)	6,875	7,132,951
Penske Truck Leasing Co., L.P./PTL Finance Corp.:
5.75%, 5/24/26(1)	4,175	4,210,885
5.875%, 11/15/27(1)	7,850	8,029,497
TD SYNNEX Corp., 1.25%, 8/9/24	6,500	6,337,053
		$28,331,183
Technology — 1.8%
Concentrix Corp., 6.60%, 8/2/28	$17,213	$17,721,364
Kyndryl Holdings, Inc., 2.70%, 10/15/28	18,732	16,526,932
Marvell Technology, Inc., 5.75%, 2/15/29	4,254	4,398,175
NXP B.V./NXP Funding, LLC, 4.875%, 3/1/24	2,314	2,309,787
		$40,956,258
Utilities — 1.4%
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	$20,800	$20,998,223
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	4,421	4,373,725
4.25%, 9/15/24(1)	779	755,910
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,240,016
		$32,367,874
Total Corporate Bonds (identified cost $920,418,550)		$919,845,282

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(9)(10)	$3,500	$ 3,492,020
Total High Social Impact Investments (identified cost $3,500,000)		$ 3,492,020

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.5%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.02%, 6/1/24	$2,500	$ 2,467,600
Social Bonds, 2.211%, 6/1/25	4,450	4,290,378
		$ 6,757,978
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,233,417
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,422,555
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
2.082%, 11/1/24	375	366,281
(Escrowed to Maturity), 2.082%, 11/1/24	125	121,830
		$4,144,083
Total Taxable Municipal Obligations (identified cost $11,300,000)		$10,902,061

U.S. Government Agency Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 30-Year, TBA(11)	$92,200	$ 91,306,766
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $90,509,140)		$ 91,306,766

U.S. Treasury Obligations — 15.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.125%, 7/31/28	$57,612	$ 58,214,001
4.25%, 10/15/25	184,500	184,179,287
4.375%, 8/15/26	10,080	10,149,694
4.375%, 8/31/28	11,480	11,727,313
4.50%, 7/15/26	4,600	4,643,574
4.625%, 9/15/26	37,007	37,526,688
4.625%, 11/15/26	8,850	8,991,047
5.00%, 8/31/25	5,600	5,652,391
5.00%, 10/31/25	24,200	24,478,867
Total U.S. Treasury Obligations (identified cost $342,543,166)		$345,562,862

Short-Term Investments — 7.4%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(12)	66,806,555	$ 66,806,555
Total Affiliated Fund (identified cost $66,806,555)		$ 66,806,555

Commercial Paper — 0.4%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc., 6.07%, 1/8/24(13)(14)	$10,000	$ 9,984,869
Total Commercial Paper (identified cost $9,988,411)		$ 9,984,869
U.S. Treasury Obligations — 4.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/13/24	$92,275	$ 90,166,726
Total U.S. Treasury Obligations (identified cost $90,116,011)		$ 90,166,726
Total Short-Term Investments (identified cost $166,910,977)		$ 166,958,150
Total Investments — 103.1% (identified cost $2,358,730,337)		$2,318,033,706
Other Assets, Less Liabilities — (3.1)%		$ (69,055,415)
Net Assets — 100.0%		$2,248,978,291

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $1,037,082,032 or 46.1% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $2,292,591 and the total market value of the collateral received by the Fund was $2,386,082, comprised of U.S. government and/or agencies securities.
(9)	May be deemed to be an affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $3,492,020, which represents 0.2% of the net assets of the Fund as of December 31, 2023.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(13)	Rate shown is the discount rate at date of purchase.
(14)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2023, the aggregate value of these securities is $9,984,869, representing 0.4% of the Fund’s net assets.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,141	Long	3/28/24	$440,862,007	$4,356,175
U.S. 5-Year Treasury Note	135	Long	3/28/24	14,684,414	69,850
U.S. Ultra 10-Year Treasury Note	(1,002)	Short	3/19/24	(118,251,656)	(5,136,021)
					$(709,996)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $81,308,071, which represents 3.6% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	$11,235,281	$ —	$ (419,620)	$ —	$193,835	$11,009,496	$ 211,361	$11,240,346
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	3,945,160	—	(4,000,000)	—	54,840	—	12,333	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	3,500,000	—	—	(7,980)	3,492,020	7,778	3,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	53,606,159	273,463,228	(260,262,832)	—	—	66,806,555	882,022	66,806,555
Total				$ —	$240,695	$81,308,071	$1,113,494

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$468,980,392	$ —	$468,980,392
Collateralized Mortgage Obligations	—	108,745,456	—	108,745,456
Commercial Mortgage-Backed Securities	—	202,240,717	—	202,240,717
Corporate Bonds	—	919,845,282	—	919,845,282
High Social Impact Investments	—	3,492,020	—	3,492,020
Taxable Municipal Obligations	—	10,902,061	—	10,902,061
U.S. Government Agency Mortgage-Backed Securities	—	91,306,766	—	91,306,766
U.S. Treasury Obligations	—	345,562,862	—	345,562,862
Short-Term Investments:
Affiliated Fund	66,806,555	—	—	66,806,555
Commercial Paper	—	9,984,869	—	9,984,869

Calvert
Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$90,166,726	$ —	$90,166,726
Total Investments	$66,806,555	$2,251,227,151	$ —	$2,318,033,706
Futures Contracts	$4,426,025	$ —	$ —	$4,426,025
Total	$71,232,580	$2,251,227,151	$ —	$2,322,459,731
Liability Description
Futures Contracts	$(5,136,021)	$ —	$ —	$(5,136,021)
Total	$(5,136,021)	$ —	$ —	$(5,136,021)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.